Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities	12 Months Ended
Dec. 31, 2022
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Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities
Results of Operations for Oil and Gas Producing Activities
The results of operations for oil and gas producing activities for the years ended December 31, 2022, 2021 and 2020 are presented below. “Revenue” includes sales to third parties and inter-segment sales (at arm’s-length
prices), net of value-added taxes. Resource tax, crude oil special gain levy and other taxes are included in “taxes other than income taxes”. Income taxes are computed using the applicable statutory tax rate, reflecting tax deductions and tax credits for the respective years ended.

	2022
	China’s mainland	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	108,179	56,388	164,568
Inter-segment sales	527,206	40,485	567,691

	635,385	96,873	732,259
Production costs excluding taxes	(136,890)	(15,920)	(152,810)
Exploration expenses	(26,523)	(551)	(27,074)
Depreciation, depletion and amortization	(195,316)	(25,906)	(221,222)
Taxes other than income taxes	(76,633)	(10,093)	(86,727)
Accretion expense	(5,446)	(235)	(5,681)
Income taxes	(38,941)	(23,061)	(62,002)

Results of operations from producing activities	155,636	21,107	176,743

Equity method investments
Share of profit for producing activities of associates and joint ventures	—	3,462	3,462

Total of the Group and equity method investments results of operations for producing activities	155,636	24,569	180,205

	2021
	China’s mainland	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	82,654	40,695	123,349
Inter-segment sales	388,611	25,149	413,760

	471,265	65,844	537,109
Production costs excluding taxes	(126,916)	(12,177)	(139,093)
Exploration expenses	(23,418)	(830)	(24,248)
Depreciation, depletion and amortization	(128,297)	(29,417)	(157,714)
Taxes other than income taxes	(28,611)	(5,810)	(34,421)
Accretion expense	(4,557)	(139)	(4,696)
Income taxes	(22,084)	(11,210)	(33,294)

Results of operations from producing activities	137,382	6,261	143,643

Equity method investments
Share of profit for producing activities of associates and joint ventures	—	1,904	1,904

Total of the Group and equity method investments results of operations for producing activities	137,382	8,165	145,547

	2020
	China’s mainland	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	32,662	30,855	63,517
Inter-segment sales	306,623	12,408	319,031

	339,285	43,263	382,548
Production costs excluding taxes	(124,154)	(9,605)	(133,759)
Exploration expenses	(18,851)	(482)	(19,333)
Depreciation, depletion and amortization	(134,007)	(15,953)	(149,960)
Taxes other than income taxes	(18,865)	(2,690)	(21,555)
Accretion expense	(4,905)	(202)	(5,107)
Income taxes	(9,369)	(5,340)	(14,709)

Results of operations from producing activities	29,134	8,991	38,125

Equity method investments
Share of profit for producing activities of associates and joint ventures	—	(76)	(76)

Total of the Group and equity method investments results of operations for producing activities	29,134	8,915	38,049